As filed with the Securities and Exchange Commission on July 18, 2011

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 29	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 30	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on July 29, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 28 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on May 27, 2011 and pursuant to Rule 485(a)(2) would have become effective on July 26, 2011.

This Post-Effective Amendment No. 29 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 29 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on the 18th day of July, 2011.

                BUFFALO FUNDS
                 Registrant

                 By:  /s/ Kent W. Gasaway
                 Kent W. Gasaway
                 President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer	July 18, 2011
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	July 18, 2011
Gene M. Betts* Gene M. Betts	Trustee	July 18, 2011
Thomas S. Case* Thomas S. Case	Trustee	July 18, 2011
J. Gary Gradinger* J. Gary Gradinger	Trustee	July 18, 2011
Philip J. Kennedy* Philip J. Kennedy	Trustee	July 18, 2011
Grant P. Sarris* Grant P. Sarris	Trustee	July 18, 2011

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)